SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2021
Production facilities
Property, Plant and Equipment [Line Items]
Useful life	15 years
Furniture, fittings & equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years
Industrial property
Property, Plant and Equipment [Line Items]
Useful life	20 years
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Useful life	6 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years